Schedule of Marketable Securities Related Party (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Unrealized gain on marketable equity securities - related party				$ (27,160)	$ (27,160)	$ (5,255)
Next NRG Holding Corp [Member]
Restructuring Cost and Reserve [Line Items]
Balance - September 30, 2024	425,978		425,978
Next NRG Holding Corp [Member] | Related Party [Member]
Restructuring Cost and Reserve [Line Items]
Balance - December 31, 2023
Acquisition of marketable equity securities - related party			11,826,051
Unrealized gain on marketable equity securities - related party			877,440
Balance - September 30, 2024	$ 12,703,491		$ 12,703,491